PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT

NOTE 8: PREMISES AND EQUIPMENT

A summary of premises and equipment at December 31, is as follows:

(In thousands)	2013	2012
Land	$1,794	$1,544
Buildings	9,711	10,056
Furniture, fixtures and equipment	9,827	9,051
Construction in progress	1,718	186
	23,050	20,837
Less: Accumulated depreciation	11,406	10,729
	$11,644	$10,108

The $1.5 million increase in Construction in progress relates principally to the Bank’s purchase of three properties in the amount of $1.4 million from the Mutual Holding Company in December 2013. Depreciation of these properties will begin in 2014 in accordance with the Bank’s fixed asset policy.